Note 7 - Summary of Note Payable (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Note Payable Mining Equipment [Member]
Note payable	[1]	$ 3,714	$ 14,057
Note Payable Mining Equipment 2 [Member]
Note payable	[2]		6,033
Note Payable Mining Equipment 3 [Member]
Note payable	[3]		18,246
Note Payable Mining Equipment 4 [Member]
Note payable		$ 42,235	55,720
Note Payable Mining Site Vehicle [Member]
Note payable		$ 13,196	20,736
Note Payable Insurance Company [Member]
Note payable			149,036
Note Payable Insurance Company 2 [Member]
Note payable	[4]		$ 42,211
Note Payable Insurance Company 3 [Member]
Note payable	[5]	$ 60,953
Note Payable Insurance Company 4 [Member]
Note payable		124,019
Note payable		244,117	$ 306,039
Less: Current Portion		(210,429)	(246,894)
Notes Payable, Long-Term Portion		$ 33,688	$ 59,145

[1]	On October 31, 2014, the Company purchased mining equipment for $57,900 by issuing a note with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[2]	On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.
[3]	On April 16, 2014, the Company purchased lab equipment for $109,493 by depositing and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in May 2014.
[4]	The Company signed a note payable with an insurance company dated October 31, 2014 for directors’ and officers’ insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[5]	The Company signed a note payable with an insurance company dated October 31, 2014 for liability insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.